Long-Term Debt (Details)				1 Months Ended	3 Months Ended		9 Months Ended
	Dec. 21, 2023 CAD ($)	Jun. 13, 2023 CAD ($) shares	Jun. 13, 2023 USD ($) shares	Aug. 31, 2023 shares	Jun. 30, 2024 CAD ($) shares	Jun. 30, 2023 CAD ($)	Jun. 30, 2024 CAD ($) shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CAD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2021 CAD ($)
Long-Term Debt (Details) [Line Items]
Warrants exercised (in Shares) | shares				8,553,434
Initial recognition		$ 5,617,611
Amortised cost at a carrying value			$ 1,873,523					$ 14,952,605
Transaction costs		$ 48,743
Effective interest rate		28.01%	28.01%		15.87%		15.87%
Initially recognised			$ 694,758				$ 3,985,230
Warrants to acquire (in Shares) | shares		24,322	24,322
Recognised at fair value			$ 1,260,107
Transaction costs						$ (719,100)	$ (2,407,977)		$ (1,589,703)
Amendments to the credit facility, description							(i) extend the latest date on which the Tranche B of the SPAC Offering must be funded to December 22, 2023, (ii) extend the date on which the payment of interest for the months of October and November 2023 may be made, (iii) reduce the Available Cash requirement for the period from the date of the disbursement of the Tranche A of the SPAC Offering until October 31, 2023 from $2,500,000 to $1,500,000, to $Nil until the DE-SPAC date and from $10,000,000 to $5,000,000 at all times after the DE-SPAC date and (iv) to increase the aggregate principal amount of the PIPE financing to a minimum of $44,000,000.	(i) extend the latest date on which the Tranche B of the SPAC Offering must be funded to December 22, 2023, (ii) extend the date on which the payment of interest for the months of October and November 2023 may be made, (iii) reduce the Available Cash requirement for the period from the date of the disbursement of the Tranche A of the SPAC Offering until October 31, 2023 from $2,500,000 to $1,500,000, to $Nil until the DE-SPAC date and from $10,000,000 to $5,000,000 at all times after the DE-SPAC date and (iv) to increase the aggregate principal amount of the PIPE financing to a minimum of $44,000,000.
Convertible note		$ 0.01
Loans totalling					$ 1,643,714		$ 1,643,714
Common shares issued (in Shares) | shares					198,684		198,684
Derivative warrant liability					$ 670,703		$ 670,703			$ 670,703	$ 1,643,714
Tranche B-2 [Member]
Long-Term Debt (Details) [Line Items]
Recognised at fair value	$ 23,888,643
PIPE [Member]
Long-Term Debt (Details) [Line Items]
Amortised cost at a carrying value		(2,596,141)					19,903,413
Transaction costs							$ 297,833
Black-Scholes Valuation Model [Member]
Long-Term Debt (Details) [Line Items]
Initially recognised		(962,726)						$ 2,933,937
Recognised at fair value		$ (2,059,081)
D-1 Preferred Shares [Member]
Long-Term Debt (Details) [Line Items]
Warrants to acquire (in Shares) | shares		24,322	24,322
Amendments to the Credit Facility [Member]
Long-Term Debt (Details) [Line Items]
Common shares issued (in Shares) | shares					250,000		250,000